Leases - Narrative (Details)	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Operating lease, weighted average remaining lease term	5 years 7 months 28 days
Operating lease, weighted average discount rate, percent	4.60%
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	2 years
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	10 years